Disclosure of sharebased compensation arrangements by sharebased payment award nonvested (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-vested options outstanding	135,006	208,509
Non-vested options outstanding - Weighted average Grant-Date Fair Value	€ 1.45	€ 1.45
Non-vested options granted	0
Non-vested options granted - Weighted average Grant-Date Fair Value	€ 0
Non-vested options vested	(67,503)
Non-vested options vested - Weighted average Grant-Date Fair Value	€ 1.45
Non-vested options forfeited	(6,000)
Non-vested options forfeitedvested - Weighted average Grant-Date Fair Value	€ 1.43